UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2014

Date of reporting period: February 28, 2014

Item 1.   Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 0.42%
Salvation Army
5.44%, 09/01/2015	$370,000	$392,233
5.50%, 09/01/2018	1,375,000	1,534,115
5.64%, 09/01/2026	4,400,000	4,688,684
TOTAL CORPORATE BONDS (Cost $6,120,105)		6,615,032

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.94%
FGLMC Single Family - 1.64%
Pool Q16506, 3.00%, 02/01/2043	860,992	835,883
Pool Q06793, 3.50%, 03/01/2042	443,708	449,385
Pool Q07121, 3.50%, 04/01/2042	1,535,106	1,554,520
Pool Q07147, 3.50%, 04/01/2042	457,489	463,275
Pool Q07398, 3.50%, 04/01/2042	591,492	598,972
Pool Q07899, 3.50%, 05/01/2042	762,947	772,596
Pool Q08196, 3.50%, 05/01/2042	605,659	613,319
Pool Q08758, 3.50%, 06/01/2042	859,914	870,941
Pool Q09142, 3.50%, 06/01/2042	1,416,838	1,434,756
Pool Q09347, 3.50%, 07/01/2042	1,170,763	1,185,569
Pool A95574, 4.00%, 12/01/2040	249,466	261,343
Pool A97097, 4.00%, 02/01/2041	555,260	581,180
Pool A97712, 4.00%, 03/01/2041	781,714	819,592
Pool Q03658, 4.00%, 10/01/2041	655,500	686,200
Pool Q04226, 4.00%, 10/01/2041	346,168	362,361
Pool A91363, 4.50%, 03/01/2040	820,743	880,009
Pool A91756, 4.50%, 03/01/2040	664,632	715,137
Pool A92905, 4.50%, 06/01/2040	503,596	542,300
Pool A93467, 4.50%, 08/01/2040	426,079	458,792
Pool Q01597, 4.50%, 05/01/2041	719,135	771,057
Pool Q02377, 4.50%, 07/01/2041	298,145	319,816
Pool A68734, 5.00%, 07/01/2037	23,830	25,936
Pool A91364, 5.00%, 03/01/2040	644,831	707,895
Pool A91757, 5.00%, 04/01/2040	514,701	560,926
Pool A92906, 5.00%, 07/01/2040	686,656	756,900
Pool A56707, 5.50%, 01/01/2037	134,458	147,420
Pool A58653, 5.50%, 03/01/2037	694,132	767,440
Pool A60749, 5.50%, 05/01/2037	122,967	134,909
Pool A68746, 5.50%, 10/01/2037	191,426	209,879
Pool A69361, 5.50%, 11/01/2037	138,357	151,694
Pool A76192, 5.50%, 04/01/2038	429,607	478,809
Pool A76444, 5.50%, 04/01/2038	537,079	594,452
Pool A78742, 5.50%, 06/01/2038	2,200,554	2,412,684
Pool A83074, 5.50%, 11/01/2038	217,773	238,766
Pool G06072, 6.00%, 06/01/2038	1,452,129	1,615,560
Pool G06073, 6.50%, 10/01/2037	1,480,491	1,655,572
		25,635,845

FHA Project Loans - 0.92%
023-98141, 6.00%, 03/01/2047 (a)	3,077,637	3,139,488
St. Michael, 6.20%, 09/01/2050 (a)	5,809,423	6,005,143
Canton, 6.49%, 06/01/2046 (a)	4,693,558	4,754,650
034-35271, 6.95%, 06/01/2035 (a)	320,477	317,795
Reilly 130, 7.43%, 08/25/2021 (a)	144,199	144,203
		14,361,279

FNMA Multifamily - 21.76%
Pool AM4701, 0.66%, 11/01/2023 (b)	8,255,000	8,301,481
Pool 469489, 0.86%, 11/01/2018 (b)	1,926,239	1,941,931
Pool AM1758, 1.69%, 12/01/2019	4,805,822	4,702,170
Pool AM2208, 1.81%, 01/01/2020	1,471,225	1,446,791
Pool 471480, 1.93%, 06/01/2017	3,389,564	3,448,065
Pool AM1082, 2.21%, 10/01/2019	5,098,199	5,188,185
Pool 471510, 2.29%, 06/01/2019	4,859,560	4,942,281
Pool AM1363, 2.29%, 11/01/2022	2,396,920	2,297,506
Pool AM2024, 2.30%, 01/01/2023	6,275,186	5,979,556
Pool AM2274, 2.31%, 01/01/2023	1,963,807	1,879,507
Pool AM1114, 2.34%, 11/01/2022	6,503,212	6,257,562
Pool AM0344, 2.41%, 08/01/2022	5,943,702	5,766,951
Pool 470149, 2.42%, 02/01/2019	4,600,000	4,732,096
Pool AM3179, 2.42%, 04/01/2023	8,130,430	7,766,592

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Pool 471584, 2.43%, 06/01/2019	$6,345,361	$6,464,774
Pool AM0671, 2.45%, 09/01/2022	14,430,880	13,643,483
Pool AM1718, 2.46%, 02/01/2023	983,729	938,854
Pool AM2198, 2.48%, 01/01/2023	2,292,203	2,231,275
Pool AM2686, 2.51%, 03/01/2023	3,920,090	3,799,035
Pool 469632, 2.56%, 12/01/2018	3,760,593	3,895,122
Pool AM3905, 2.57%, 07/01/2018	623,227	644,481
Pool 471826, 2.65%, 10/01/2022	3,640,128	3,582,859
Pool 471831, 2.65%, 10/01/2022	5,648,306	5,559,443
Pool 469239, 2.69%, 10/01/2018	7,660,495	7,982,984
Pool AM0043, 2.71%, 07/01/2022	4,019,823	3,985,454
Pool 469829, 2.72%, 12/01/2018	2,027,170	2,111,279
Pool 466487, 2.77%, 11/01/2017	5,094,677	5,337,489
Pool 468194, 2.80%, 06/01/2016	4,433,645	4,627,901
Pool 466009, 2.84%, 09/01/2017	4,628,977	4,863,021
Pool 471460, 2.88%, 06/01/2022	1,703,841	1,708,848
Pool 471334, 2.89%, 05/01/2022	4,855,354	4,877,876
Pool 471204, 2.90%, 05/01/2022	815,930	820,176
Pool 471372, 2.96%, 05/01/2022	3,303,130	3,332,486
Pool AM3663, 2.97%, 07/01/2023	991,594	988,460
Pool 470164, 3.05%, 01/01/2022	8,022,659	8,160,241
Pool 470211, 3.06%, 12/01/2021	2,422,219	2,466,562
Pool 470863, 3.06%, 04/01/2022	1,457,558	1,480,266
Pool 470607, 3.08%, 03/01/2022	776,436	790,038
Pool 470619, 3.10%, 03/01/2022	1,709,361	1,719,159
Pool 470756, 3.12%, 03/01/2022	1,753,516	1,694,025
Pool 471117, 3.12%, 05/01/2022	532,395	542,305
Pool 471333, 3.12%, 08/01/2022	3,856,585	3,867,668
Pool 469907, 3.18%, 01/01/2022	7,737,548	7,919,417
Pool 469908, 3.18%, 01/01/2022	3,134,098	3,207,764
Pool 470035, 3.36%, 01/01/2022	436,237	445,227
Pool 470414, 3.37%, 01/01/2022	971,103	980,366
Pool 469760, 3.42%, 12/01/2021	4,140,612	4,239,783
Pool 469683, 3.54%, 11/01/2021	4,349,014	4,556,007
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,191,521
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,411,492
Pool AM4667, 3.69%, 11/01/2023	1,196,552	1,247,821
Pool 466856, 3.74%, 12/01/2020	1,772,179	1,891,813
Pool AM3096, 3.79%, 05/01/2043	387,352	372,027
Pool 469075, 3.82%, 09/01/2021	725,312	771,430
Pool 466973, 3.85%, 01/01/2021	5,411,380	5,805,848
Pool 469548, 3.90%, 11/01/2021	1,711,526	1,827,481
Pool 469094, 3.90%, 09/01/2026	221,760	237,254
Pool 468980, 3.95%, 09/01/2021	772,968	828,484
Pool 468263, 3.98%, 06/01/2021	4,818,266	5,183,342
Pool 468648, 4.00%, 07/01/2021	5,008,485	5,327,337
Pool AM3918, 4.03%, 09/01/2028	3,000,000	3,072,126
Pool 467985, 4.08%, 05/01/2018	1,836,623	2,003,020
Pool AM4154, 4.08%, 08/01/2025	1,066,129	1,127,034
Pool 465585, 4.10%, 07/01/2020	1,048,683	1,140,203
Pool 466934, 4.10%, 01/01/2021	485,983	525,306
Pool 468317, 4.10%, 06/01/2021	801,959	867,571
Pool AM2974, 4.10%, 04/01/2043	1,171,856	1,144,212
Pool 468410, 4.13%, 06/01/2021	362,509	392,996
Pool 470044, 4.15%, 01/01/2027	2,534,762	2,630,061
Pool AM5386, 4.19%, 03/01/2030	1,100,000	1,145,058
Pool 465435, 4.22%, 07/01/2020	453,628	495,905
Pool 467052, 4.23%, 01/01/2021	960,719	1,049,249
Pool 467899, 4.23%, 04/01/2021	453,302	494,198
Pool 469501, 4.28%, 11/01/2029	1,360,279	1,392,516
Pool 467460, 4.33%, 04/01/2021	768,925	843,281
Pool 464304, 4.36%, 01/01/2020	3,111,032	3,448,623
Pool 463873, 4.38%, 11/01/2019	430,267	472,822
Pool 464855, 4.38%, 04/01/2020	934,180	1,028,737
Pool 464772, 4.41%, 03/01/2020	1,858,385	2,048,707
Pool 464223, 4.44%, 01/01/2020	773,576	853,562
Pool 467315, 4.46%, 02/01/2021	9,616,952	10,623,381
Pool 468947, 4.52%, 09/01/2026	1,261,331	1,310,200
Pool 467732, 4.57%, 04/01/2021	287,446	312,719
Pool 465256, 4.65%, 06/01/2020	2,033,606	2,265,366

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Pool 469625, 4.68%, 11/01/2041	$2,482,600	$2,361,336
Pool 464133, 4.85%, 01/01/2025	2,094,311	2,274,560
Pool 387659, 4.88%, 12/01/2015	838,602	883,676
Pool 387273, 4.89%, 02/01/2015	849,471	866,777
Pool 387560, 4.98%, 09/01/2015	431,699	449,647
Pool 387517, 5.02%, 08/01/2020	649,811	704,913
Pool 463944, 5.06%, 12/01/2024	2,063,219	2,287,156
Pool 873236, 5.09%, 02/01/2016	525,427	555,634
Pool 466907, 5.13%, 03/01/2026	409,488	449,436
Pool 387215, 5.19%, 01/01/2023	462,672	513,059
Pool 465394, 5.20%, 03/01/2026	551,072	602,142
Pool 385993, 5.23%, 04/01/2021	3,750,081	4,139,610
Pool 958128, 5.25%, 01/01/2019	492,424	545,847
Pool 463895, 5.25%, 10/01/2025	3,282,325	3,663,706
Pool 468996, 5.27%, 06/01/2029	1,206,126	1,337,785
Pool 468520, 5.29%, 01/01/2028	1,438,084	1,590,909
Pool 387349, 5.31%, 04/01/2020	1,318,076	1,459,608
Pool 958081, 5.36%, 01/01/2019	3,052,391	3,366,610
Pool 873470, 5.42%, 03/01/2016	1,543,502	1,642,137
Pool 464523, 5.51%, 07/01/2024	1,080,270	1,146,439
Pool 874487, 5.52%, 05/01/2025	523,140	585,993
Pool 463144, 5.54%, 08/01/2024	1,497,787	1,582,165
Pool 873550, 5.55%, 04/01/2024	238,704	272,138
Pool 463000, 5.58%, 08/01/2021	1,287,193	1,424,928
Pool 467505, 5.66%, 03/01/2023	843,847	847,684
Pool 874481, 5.75%, 04/01/2022	3,643,115	4,120,831
Pool 463507, 5.76%, 03/01/2027	3,480,627	3,974,752
Pool 464296, 5.86%, 01/01/2028	1,931,545	1,914,625
Pool 873731, 5.88%, 07/01/2023	1,268,885	1,427,209
Pool 465990, 5.94%, 07/01/2027	479,698	536,961
Pool 387005, 5.95%, 06/01/2022	366,039	395,135
Pool 873949, 5.95%, 09/01/2024	1,313,953	1,454,112
Pool 463657, 5.96%, 10/01/2027	1,152,830	1,246,817
Pool 463839, 5.96%, 11/01/2027	681,858	787,338
Pool 873679, 6.10%, 06/01/2024	461,415	521,686
Pool 467914, 6.10%, 04/01/2041	534,988	607,715
Pool 463997, 6.12%, 12/01/2027	979,887	1,063,575
Pool 958614, 6.22%, 04/01/2027	377,135	428,084
Pool 464836, 6.23%, 03/01/2028	1,757,278	2,016,028
Pool 465259, 6.29%, 04/01/2028	1,295,795	1,519,337
Pool 385229, 6.33%, 09/01/2017	1,123,602	1,235,222
Pool 465260, 6.33%, 06/01/2028	1,588,735	1,752,115
Pool 464254, 6.34%, 11/01/2027	2,569,477	2,761,278
Pool 464969, 6.34%, 04/01/2028	2,607,768	2,960,157
Pool 464890, 6.37%, 04/01/2028	1,485,954	1,616,077
Pool 874736, 6.43%, 10/01/2025	462,005	539,585
Pool 464632, 6.50%, 02/01/2028	498,086	493,196
Pool 465588, 6.55%, 07/01/2028	602,405	712,513
Pool 466756, 6.59%, 12/01/2028	1,831,578	1,960,183
Pool 464473, 6.60%, 02/01/2040	1,091,665	1,267,959
Pool 464573, 6.72%, 02/01/2040	2,281,838	2,787,891
Pool 466595, 6.78%, 11/01/2025	3,746,367	4,420,373
Pool 469854, 8.26%, 12/01/2026	1,623,185	1,909,247
		340,881,401

FNMA Single Family - 16.07%
Pool AB5779, 3.00%, 07/01/2042	1,196,041	1,163,414
Pool AB6333, 3.00%, 09/01/2042	5,834,892	5,675,719
Pool AP7482, 3.00%, 09/01/2042	2,527,004	2,458,069
Pool AP9712, 3.00%, 09/01/2042	2,605,519	2,534,442
Pool AB6817, 3.00%, 10/01/2042	367,535	357,509
Pool AB7486, 3.00%, 12/01/2042	3,427,017	3,333,530
Pool AR5591, 3.00%, 01/01/2043	2,444,303	2,377,623
Pool AB8571, 3.00%, 02/01/2043	6,141,076	5,973,550
Pool AR1739, 3.00%, 02/01/2043	1,047,629	1,019,050
Pool AT1983, 3.00%, 04/01/2043	6,705,132	6,522,220
Pool AB9496, 3.00%, 05/01/2043	1,800,922	1,751,793
Pool AR6415, 3.00%, 05/01/2043	1,828,325	1,778,449
Pool AT0343, 3.00%, 05/01/2043	1,469,930	1,429,831
Pool AK2387, 3.50%, 02/01/2042	911,991	925,667
Pool AK6706, 3.50%, 03/01/2042	2,369,590	2,405,103

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Pool AO0836, 3.50%, 05/01/2042	$2,266,651	$2,300,603
Pool AO3210, 3.50%, 06/01/2042	823,019	835,397
Pool AO8024, 3.50%, 07/01/2042	4,165,683	4,228,335
Pool AP2097, 3.50%, 08/01/2042	468,887	475,938
Pool AS0092, 3.50%, 07/01/2043	3,493,420	3,545,778
Pool AU1769, 3.50%, 08/01/2043	2,629,938	2,669,325
Pool AS1877, 3.82%, 03/01/2044	1,621,410	1,700,669
Pool AC1837, 4.00%, 08/01/2039	459,746	482,799
Pool AE5434, 4.00%, 10/01/2040	699,480	733,776
Pool AE9905, 4.00%, 10/01/2040	603,324	633,013
Pool AE7634, 4.00%, 11/01/2040	969,939	1,017,490
Pool AE7705, 4.00%, 11/01/2040	616,578	646,808
Pool AE8205, 4.00%, 11/01/2040	414,371	434,753
Pool AE8779, 4.00%, 12/01/2040	140,761	147,670
Pool AH0540, 4.00%, 12/01/2040	134,661	141,284
Pool AH2978, 4.00%, 01/01/2041	628,782	659,820
Pool AH2979, 4.00%, 01/01/2041	417,052	438,163
Pool AH5274, 4.00%, 01/01/2041	1,360,444	1,427,368
Pool AH5643, 4.00%, 01/01/2041	740,057	777,187
Pool AH5665, 4.00%, 02/01/2041	1,272,066	1,335,882
Pool AH5670, 4.00%, 02/01/2041	842,674	884,189
Pool AH5671, 4.00%, 02/01/2041	864,654	907,091
Pool AH5672, 4.00%, 02/01/2041	471,152	494,364
Pool AH6770, 4.00%, 03/01/2041	757,808	794,929
Pool AH7282, 4.00%, 03/01/2041	926,759	972,517
Pool AH8877, 4.00%, 04/01/2041	382,828	401,831
Pool AI0124, 4.00%, 04/01/2041	107,621	112,922
Pool AI9871, 4.00%, 09/01/2041	1,556,415	1,632,885
Pool AJ3460, 4.00%, 09/01/2041	607,388	637,299
Pool AJ4024, 4.00%, 10/01/2041	1,095,464	1,149,297
Pool AJ5285, 4.00%, 11/01/2041	1,199,531	1,258,658
Pool AJ7662, 4.00%, 12/01/2041	951,284	998,173
Pool AU9998, 4.00%, 09/01/2043	2,418,897	2,537,689
Pool AS0716, 4.00%, 10/01/2043	5,951,977	6,244,670
Pool AU6713, 4.00%, 10/01/2043	2,405,999	2,524,458
Pool AU6721, 4.00%, 10/01/2043	4,408,714	4,625,853
Pool AU8404, 4.00%, 10/01/2043	1,378,253	1,446,231
Pool AV0191, 4.00%, 10/01/2043	918,776	963,944
Pool AV0214, 4.00%, 10/01/2043	2,732,113	2,866,216
Pool AS0929, 4.00%, 11/01/2043	5,461,928	5,729,962
Pool AU6992, 4.00%, 11/01/2043	1,812,618	1,904,374
Pool AU6999, 4.00%, 11/01/2043	2,995,728	3,144,436
Pool AU7007, 4.00%, 11/01/2043	6,788,748	7,123,031
Pool AS1368, 4.00%, 12/01/2043	5,302,964	5,563,191
Pool AV0670, 4.00%, 12/01/2043	8,493,257	8,911,805
Pool AS1427, 4.00%, 01/01/2044	1,838,279	1,930,186
Pool AV2348, 4.00%, 01/01/2044	9,312,527	9,769,521
Pool AV6342, 4.00%, 01/01/2044	2,553,558	2,681,796
Pool AW0278, 4.00%, 01/01/2044	2,607,364	2,735,314
Pool AS1671, 4.00%, 02/01/2044	1,973,802	2,070,657
Pool AV5020, 4.00%, 02/01/2044	7,716,437	8,096,629
Pool AV7087, 4.00%, 03/01/2044	7,385,704	7,741,141
Pool AC4095, 4.50%, 09/01/2039	17,764	19,189
Pool 890226, 4.50%, 08/01/2040	12,147,392	13,052,154
Pool AD8493, 4.50%, 08/01/2040	1,316,982	1,419,531
Pool AE3014, 4.50%, 09/01/2040	790,040	849,256
Pool AE7635, 4.50%, 10/01/2040	602,950	648,017
Pool AH5666, 4.50%, 01/01/2041	383,291	413,113
Pool AH5644, 4.50%, 02/01/2041	621,109	669,316
Pool AH6769, 4.50%, 03/01/2041	3,251,342	3,503,382
Pool AH7512, 4.50%, 03/01/2041	935,605	1,008,041
Pool AH8880, 4.50%, 04/01/2041	869,875	939,657
Pool AH8881, 4.50%, 04/01/2041	1,518,501	1,636,749
Pool AI0125, 4.50%, 04/01/2041	1,180,431	1,268,704
Pool AI2268, 4.50%, 04/01/2041	1,280,837	1,376,379
Pool AI3491, 4.50%, 06/01/2041	3,397,377	3,651,518
Pool AI5362, 4.50%, 06/01/2041	2,553,180	2,743,890
Pool AI6148, 4.50%, 07/01/2041	1,334,391	1,434,018
Pool AI6155, 4.50%, 07/01/2041	2,949,458	3,169,677
Pool AI8446, 4.50%, 07/01/2041	719,126	772,861

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Pool AI8166, 4.50%, 08/01/2041	$2,390,205	$2,568,481
Pool AI8167, 4.50%, 08/01/2041	2,144,323	2,304,228
Pool AI9872, 4.50%, 09/01/2041	1,281,999	1,376,957
Pool AJ4025, 4.50%, 10/01/2041	1,160,075	1,245,915
Pool AV0226, 4.50%, 10/01/2043	1,485,750	1,600,817
Pool AV6346, 4.50%, 01/01/2044	1,462,791	1,573,934
Pool 890230, 5.00%, 07/01/2040	15,686,087	17,199,017
Pool AD8500, 5.00%, 08/01/2040	1,325,787	1,452,356
Pool AH6772, 5.00%, 03/01/2041	294,895	324,393
Pool AH8879, 5.00%, 04/01/2041	1,048,309	1,155,879
Pool AI3492, 5.00%, 06/01/2041	792,619	873,079
Pool AI6154, 5.00%, 07/01/2041	946,114	1,043,742
Pool 890246, 5.50%, 11/01/2038	5,773,290	6,381,720
Pool 890247, 6.00%, 09/01/2038	8,783,259	9,761,336
Pool 886136, 6.50%, 07/01/2036	201,453	225,435
Pool 900106, 6.50%, 08/01/2036	155,766	174,257
Pool 900649, 6.50%, 09/01/2036	184,804	206,981
Pool 901391, 6.50%, 09/01/2036	132,628	148,458
Pool 947771, 6.50%, 09/01/2037	258,937	291,497
		251,677,220

GNMA Multifamily - 26.91%
Pool 2013-73, 0.98%, 12/16/2035	975,914	964,470
Pool 2013-45, 1.45%, 10/16/2040	2,241,321	2,218,531
Pool 2013-30 A, 1.50%, 05/16/2042	2,536,304	2,506,165
Pool 2013-85 A, 1.55%, 09/16/2046	4,072,488	3,894,993
Pool 2013-7 AC, 1.60%, 03/16/2047	7,219,361	6,994,073
Pool 2012-27 A, 1.61%, 07/16/2039	1,310,937	1,298,657
Pool 2012-139 AB, 1.67%, 02/16/2053	445,083	420,458
Pool 2013-118, 1.70%, 06/16/2036	9,057,224	9,023,812
Pool 2013-50, 1.73%, 05/16/2045	4,816,413	4,693,156
Pool 2010-140 A, 1.74%, 02/16/2031	937,319	938,986
Pool 2013-29 AB, 1.77%, 10/16/2045	4,392,750	4,330,883
Pool 2012-144 AD, 1.77%, 01/16/2053	4,742,561	4,518,034
Pool 2013-179 A, 1.80%, 07/16/2037	2,780,295	2,763,838
Pool 2012-99 AE, 1.80%, 02/16/2048	10,110,726	9,640,506
Pool 2013-12 AB, 1.83%, 11/16/2052	314,676	301,996
Pool 2013-72, 1.88%, 05/16/2046	8,028,366	7,768,544
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	2,938,268	2,786,168
Pool 2012-150 AB, 1.90%, 08/16/2044	243,808	239,666
Pool 2012-150 A, 1.90%, 11/16/2052	567,557	542,558
Pool 2012-120 A, 1.90%, 02/16/2053	4,392,161	4,208,652
Pool 2013-154 A, 1.95%, 02/16/2044	2,480,492	2,476,850
Pool 2013-155 A, 1.95%, 03/16/2044	6,950,105	6,938,672
Pool 763925, 1.97%, 02/15/2036	2,335,565	2,239,152
Pool 2012-83 AB, 1.98%, 05/16/2045	5,492,548	5,260,790
Pool 2013-176 AB, 2.00%, 11/16/2038	1,490,561	1,498,940
Pool 2013-107 A, 2.00%, 05/16/2040	196,875	195,838
Pool 2013-92 AB, 2.00%, 02/16/2043	1,847,846	1,838,936
Pool 2013-143, 2.00%, 04/16/2043	247,875	247,734
Pool 2013-128 AB, 2.00%, 10/16/2051	4,663,857	4,519,622
Pool 2012-72 AB, 2.03%, 02/16/2046	1,768,535	1,724,088
Pool AA7789, 2.04%, 11/15/2052	12,353,040	10,397,306
Pool 2012-112 AD, 2.09%, 02/16/2053	2,054,837	1,958,405
Pool 2011-10 AB, 2.11%, 02/16/2029	206,793	206,707
Pool 2012-2 AB, 2.11%, 03/16/2037	7,536,423	7,569,252
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	4,257,216	4,054,956
Pool AA8477, 2.15%, 01/15/2035	1,380,455	1,373,447
Pool AA8478, 2.15%, 05/15/2035	399,193	396,972
Pool AA8479, 2.15%, 11/15/2035	826,446	819,031
Pool 2014-13 BA, 2.15%, 06/16/2040	5,813,240	5,893,870
Pool 2012-70 AB, 2.18%, 08/16/2052	1,945,320	1,877,907
Pool 2011-58 A, 2.19%, 10/16/2033	183,487	184,633
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,057,902
Pool 2013-94 AB, 2.20%, 03/16/2054	613,959	592,227
Pool 2011-16 A, 2.21%, 11/16/2034	318,569	319,823
Pool 2011-31 A, 2.21%, 12/16/2035	2,530,215	2,549,146
Pool 2012-78 AD, 2.22%, 03/16/2044	1,150,000	1,087,324
Pool AC5324, 2.23%, 09/15/2032	3,001,005	2,955,294
Pool 2012-111 AB, 2.25%, 09/16/2052	17,975,879	17,668,060
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	5,700,000	5,070,007

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Pool 798583, 2.37%, 08/15/2047	$8,379,098	$8,284,799
Pool AC3613, 2.39%, 01/15/2048	9,691,808	9,659,543
Pool 2014-15 AD, 2.40%, 08/16/2054	249,779	247,265
Pool 2011-42 AC, 2.41%, 05/16/2030	305,275	305,307
Pool 2011-109 A, 2.45%, 07/16/2032	1,973,526	1,987,006
Pool 2011-78 AB, 2.45%, 02/16/2039	3,286,704	3,336,386
Pool 778465, 2.45%, 09/15/2047	4,727,647	4,245,262
Pool AC9553, 2.47%, 02/15/2048	9,871,180	8,652,156
Pool AE4484, 2.50%, 06/15/2048	6,023,884	5,639,811
Pool 2013-193 AE, 2.50%, 10/16/2054	5,739,863	5,684,295
Pool 2011-161 B, 2.53%, 07/16/2038	2,610,000	2,505,318
Pool 2013-126 A, 2.55%, 07/16/2053 (b)	10,399,798	10,160,893
Pool 591746, 2.63%, 06/15/2048	864,590	783,776
Pool AB8526, 2.65%, 04/15/2054	2,285,000	2,072,001
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,856,071	2,754,529
Pool 2011-64 AD, 2.70%, 11/16/2038	262,673	264,973
Pool 2012-112 B, 2.70%, 01/01/2053	5,535,000	4,981,207
Pool AA1574, 2.73%, 07/15/2032	2,512,312	2,577,319
Pool AC3668, 2.73%, 04/15/2043	6,835,280	6,912,693
Pool 2010-156 AC, 2.76%, 03/16/2039	1,925,000	1,986,202
Pool 779493, 2.79%, 04/15/2052	2,055,070	1,877,210
Pool AE0829, 2.83%, 02/15/2033	625,084	633,612
Pool 2012-35 A, 2.83%, 10/16/2043	201,714	205,685
Pool 2014-14 AC, 2.84%, 10/16/2046	5,218,851	5,237,159
Pool 2011-6 AC, 2.85%, 12/16/2037	2,900,000	2,966,477
Pool AA2215, 2.87%, 01/15/2054	944,000	929,199
Pool AD6658, 2.97%, 01/15/2036	1,607,712	1,504,242
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	509,104
Pool 2011-143 A, 3.00%, 07/16/2043	7,509,468	7,731,981
Pool 793935, 3.00%, 05/15/2047	1,703,975	1,614,723
Pool 777721, 3.00%, 07/15/2048	2,185,264	2,119,469
Pool 2014-47 AG, 3.09%, 02/16/2054 (a)	2,000,000	2,003,204
Pool AE4487, 3.10%, 02/15/2047	733,271	717,762
Pool 2012-9 A, 3.22%, 05/16/2039	1,399,964	1,438,023
Pool 2013-171 B, 3.23%, 03/16/2055 (b)	5,100,000	4,747,565
Pool 2009-49 A, 3.44%, 06/16/2034	2,024	2,024
Pool 2009-60 A, 3.47%, 03/16/2035	486,102	487,732
Pool AE2122, 3.47%, 03/15/2049	4,700,000	4,720,812
Pool 777717, 3.50%, 01/15/2033	1,123,522	1,181,609
Pool 2014-24 C, 3.50%, 10/16/2043	3,875,000	3,776,226
Pool AD8950, 3.51%, 09/15/2048	3,749,945	3,767,257
Pool AA8513, 3.60%, 03/15/2048	799,770	829,982
Pool AD8931, 3.60%, 07/15/2048	2,532,425	2,594,581
Pool AG5019, 3.61%, 03/15/2049	6,000,000	6,214,452
Pool AC6851, 3.62%, 08/15/2048	5,053,953	5,108,248
Pool AC6852, 3.62%, 08/15/2048	5,332,079	5,389,362
Pool AC6853, 3.62%, 08/15/2048	4,966,542	5,019,898
Pool 773174, 3.63%, 03/15/2047	1,391,535	1,406,926
Pool 727108, 3.64%, 02/15/2047	1,356,059	1,371,607
Pool AE9650, 3.65%, 08/15/2048	3,080,824	3,173,845
Pool 727996, 3.75%, 01/15/2046	2,869,894	2,913,490
Pool 727998, 3.75%, 01/15/2046	3,942,783	4,002,676
Pool AG0850, 3.75%, 11/15/2048	649,454	660,656
Pool 661706, 3.75%, 12/15/2054	2,486,000	2,460,140
Pool TBA, 3.82%, 03/15/2049 (a)	11,883,000	12,427,491
Pool AG7484, 3.83%, 03/15/2049	1,485,124	1,537,222
Pool 749013, 3.88%, 10/15/2049	488,451	498,549
Pool 776887, 3.95%, 12/15/2041	1,926,828	1,978,989
Pool 793901, 4.00%, 02/15/2042	402,753	413,626
Pool 768250, 4.01%, 08/15/2052	2,550,103	2,619,517
Pool AF8133, 4.12%, 06/15/2037	1,752,676	1,877,769
Pool 760521, 4.13%, 09/15/2053	9,910,207	10,256,323
Pool 749575, 4.25%, 11/15/2046	4,851,483	5,046,166
Pool 758139, 4.25%, 02/15/2053	195,322	208,005
Pool AF9883, 4.46%, 09/15/2042	4,132,077	4,375,790
Pool 793897, 4.50%, 02/15/2042	296,740	313,189
Pool AH1337, 4.61%, 06/15/2055	1,725,000	1,806,566
Pool 749167, 4.64%, 04/15/2052	2,436,668	2,588,140
Pool AF8136, 4.70%, 04/15/2044	1,379,859	1,480,512
Pool 2008-52 B, 4.75%, 09/16/2032	22,571	23,010

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Pool 2008-14 B, 4.75%, 10/16/2038	$202,104	$204,262
Pool 747075, 4.75%, 10/15/2045	415,932	443,173
Pool AC6885, 4.85%, 08/15/2055	17,600,000	18,591,973
Pool 686520, 4.93%, 10/15/2051	1,198,635	1,280,580
Pool 749165, 4.98%, 06/15/2052	4,361,071	4,686,772
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	404,430	411,887
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	22,068	23,311
Pool 712102, 5.15%, 11/15/2032	522,019	550,405
Pool 735994, 5.15%, 08/15/2051	2,696,170	2,936,523
Pool 734980, 5.25%, 11/15/2051	1,135,979	1,235,216
Pool 640434, 5.46%, 03/15/2043	327,885	340,574
Pool 664652, 5.65%, 06/15/2042	2,270,596	2,335,875
Pool 653889, 5.88%, 01/15/2043	177,193	184,045
Pool 637911, 6.00%, 07/15/2035	402,622	406,194
Pool 667881, 6.14%, 02/15/2043	471,959	490,205
Pool 636413, 6.25%, 04/15/2036	696,541	709,667
Pool 675582, 6.47%, 10/15/2043	1,432,147	1,512,352
Pool 643896, 6.50%, 06/15/2049	1,311,282	1,374,928
		421,553,522

GNMA Single Family - 6.84%
Pool AD1699, 3.00%, 02/15/2043	6,218,153	6,173,778
Pool 778846, 3.50%, 02/15/2042	2,197,204	2,265,808
Pool 778944, 3.50%, 03/15/2042	1,154,928	1,190,942
Pool 779075, 3.50%, 04/15/2042	1,493,389	1,539,957
Pool 779209, 3.50%, 05/15/2042	1,985,365	2,047,411
Pool 779354, 3.50%, 06/15/2042	1,879,413	1,938,019
Pool AA8245, 3.50%, 07/15/2042	2,664,666	2,747,759
Pool AB2735, 3.50%, 08/15/2042	1,233,510	1,271,974
Pool AF5038, 3.50%, 08/15/2043	4,136,244	4,265,225
Pool 737576, 4.00%, 11/15/2040	76,366	81,109
Pool 737712, 4.00%, 12/15/2040	2,162,528	2,296,935
Pool 757173, 4.00%, 12/20/2040	591,176	628,813
Pool 737837, 4.00%, 01/15/2041	1,545,148	1,641,180
Pool 759104, 4.00%, 01/15/2041	975,227	1,036,353
Pool 759436, 4.00%, 01/20/2041	346,798	364,843
Pool 759466, 4.00%, 01/20/2041	1,160,478	1,233,015
Pool 759191, 4.00%, 02/15/2041	681,975	724,976
Pool 759301, 4.00%, 02/20/2041	1,018,719	1,083,640
Pool 763042, 4.00%, 04/20/2041	180,357	188,889
Pool 738629, 4.00%, 08/15/2041	1,545,905	1,641,903
Pool 738630, 4.00%, 08/15/2041	965,595	1,027,308
Pool 770515, 4.00%, 08/15/2041	2,239,144	2,382,097
Pool 738735, 4.00%, 09/15/2041	1,817,736	1,930,615
Pool 738954, 4.00%, 11/15/2041	823,115	876,176
Pool 778766, 4.00%, 01/15/2042	1,411,210	1,500,131
Pool 778847, 4.00%, 02/15/2042	995,080	1,056,873
Pool AF3781, 4.00%, 09/15/2043	2,483,353	2,637,566
Pool AG8734, 4.00%, 12/15/2043	3,122,904	3,317,421
Pool 717198, 4.50%, 06/15/2039	951,035	1,033,573
Pool 714594, 4.50%, 07/15/2039	267,020	290,114
Pool 720208, 4.50%, 07/15/2039	992,004	1,084,728
Pool 726402, 4.50%, 10/15/2039	125,340	136,231
Pool 728954, 4.50%, 12/15/2039	727,142	790,393
Pool 729017, 4.50%, 01/15/2040	1,153,274	1,253,855
Pool 737051, 4.50%, 03/15/2040	658,397	715,715
Pool 737222, 4.50%, 05/15/2040	739,575	808,774
Pool 698160, 4.50%, 07/15/2040	987,538	1,073,303
Pool 748456, 4.50%, 08/15/2040	973,632	1,064,350
Pool 738152, 4.50%, 04/15/2041	1,174,794	1,278,127
Pool 762882, 4.50%, 04/15/2041	781,309	854,240
Pool 738267, 4.50%, 05/15/2041	814,066	884,730
Pool 763543, 4.50%, 05/15/2041	695,952	755,853
Pool 738397, 4.50%, 06/15/2041	2,083,976	2,276,117
Pool 770396, 4.50%, 06/15/2041	774,507	840,580
Pool 783417, 4.50%, 08/20/2041	12,546,119	13,698,095
Pool 688624, 5.00%, 05/15/2038	486,866	539,127
Pool 411105, 5.00%, 01/15/2039	316,248	349,594
Pool 439079, 5.00%, 02/15/2039	315,593	349,803
Pool 646728, 5.00%, 03/15/2039	91,880	101,160
Pool 646750, 5.00%, 04/15/2039	245,455	270,304

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Pool 646777, 5.00%, 05/15/2039	$268,510	$295,505
Pool 720288, 5.00%, 08/15/2039	813,917	901,965
Pool 722944, 5.00%, 08/15/2039	480,533	528,701
Pool 726290, 5.00%, 09/15/2039	1,044,372	1,149,236
Pool 723006, 5.00%, 10/15/2039	713,346	790,428
Pool 726403, 5.00%, 10/15/2039	665,037	734,802
Pool 737055, 5.00%, 03/15/2040	816,880	899,195
Pool 658393, 5.00%, 06/15/2040	879,943	968,516
Pool 783418, 5.00%, 06/20/2040	9,955,947	11,041,232
Pool 684677, 5.50%, 03/15/2038	657,214	728,679
Pool 684802, 5.50%, 04/15/2038	208,512	231,213
Pool 688625, 5.50%, 05/15/2038	295,600	329,338
Pool 2688636, 5.50%, 05/20/2038	395,142	436,342
Pool 690974, 5.50%, 06/15/2038	296,679	329,018
Pool 2690973, 5.50%, 06/20/2038	247,732	273,596
Pool G2 691179, 5.50%, 06/20/2038	684,194	757,332
Pool 693574, 5.50%, 07/15/2038	243,228	269,726
Pool 2409120, 5.50%, 07/20/2038	606,791	671,565
Pool 2700671, 5.50%, 10/20/2038	363,679	401,630
Pool 411116, 5.50%, 01/15/2039	308,822	342,394
Pool 705998, 5.50%, 01/15/2039	139,581	154,782
Pool 684988, 6.00%, 03/20/2038	320,884	358,233
Pool 688626, 6.00%, 05/15/2038	421,427	471,593
Pool 2688637, 6.00%, 05/20/2038	141,380	157,820
Pool 2693900, 6.00%, 07/20/2038	293,545	327,568
Pool 696513, 6.00%, 08/15/2038	201,350	225,555
Pool 696843, 6.00%, 08/20/2038	379,872	428,847
Pool 699255, 6.00%, 09/15/2038	674,980	757,724
Pool 698997, 6.00%, 09/20/2038	880,236	982,051
Pool 705999, 6.00%, 01/15/2039	287,445	321,920
Pool 2706407, 6.00%, 01/20/2039	393,346	440,874
Pool 582048, 6.50%, 01/15/2032	34,687	39,144
Pool 696844, 6.50%, 08/20/2038	251,976	282,231
Pool 698998, 6.50%, 09/20/2038	67,024	69,326
Pool 2706408, 6.50%, 01/20/2039	405,808	455,205
Pool 530199, 7.00%, 03/20/2031	57,242	59,143
		107,151,911

HUD - 0.89%
2011-A, 2.05%, 08/01/2019	800,000	808,329
2010-A, 3.30%, 08/01/2019	5,718,000	6,143,962
Regional, 4.48%, 08/01/2016	2,500,000	2,733,880
0614, 5.51%, 08/01/2020	1,000,000	1,105,952
0620, 5.77%, 08/01/2026	3,000,000	3,228,336
		14,020,459

Small Business Administration - 3.87%
Pool C-Mai Enterprises, 0.00%, 10/15/2038	375,738	392,876
Pool Glenoaks Animal Hospital, 0.00%, 02/15/2039	316,636	331,129
Pool 507253, 0.50%, 05/25/2030 (b)	98,882	98,076
Pool 507766, 0.58%, 07/25/2031 (b)	115,003	114,325
Pool 508901, 0.60%, 07/25/2020 (b)	464,571	462,813
Pool 508206, 0.60%, 09/25/2032 (b)	86,104	85,689
Pool 508298, 0.60%, 01/25/2033 (b)	360,331	358,605
Pool 508506, 0.63%, 06/25/2033 (b)	1,021,534	1,017,922
Pool 508716, 0.82%, 06/25/2034 (b)	1,596,713	1,608,200
Pool 508890, 0.90%, 06/25/2020 (b)	1,121,032	1,123,777
Pool Napoli Granite, 1.13%, 09/27/2022	455,261	470,207
Pool 3169855009, 1.13%, 07/15/2031 (b)	102,537	105,124
Pool 3954135000, 1.25%, 03/24/2017 (b)	46,133	46,686
Pool 4334715001, 1.25%, 01/05/2020 (b)	10,752	11,001
Pool American, 1.25%, 08/30/2022	781,838	815,523
Pool Cleburne, 1.25%, 08/30/2022	518,477	542,014
Pool Dairy Queen, 1.25%, 09/21/2022	183,452	189,504
Pool 5553305001, 1.25%, 11/20/2022	169,175	174,844
Pool 509347, 1.25%, 11/25/2022 (b)	1,386,813	1,401,378
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022	95,200	98,361
Pool Gentleden, 1.25%, 04/10/2023	247,396	255,876
Pool 509392, 1.25%, 07/25/2023 (b)	2,268,778	2,293,612
Pool Juice It Up, 1.25%, 09/19/2023	214,625	221,826
Pool 509409, 1.25%, 09/25/2023 (b)	1,646,221	1,664,411

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Pool 3766345007, 1.25%, 09/17/2030 (b)	$285,795	$295,469
Pool 508969, 1.25%, 09/25/2035 (b)	1,446,547	1,488,371
Pool 4503205003, 1.25%, 01/18/2036 (b)	325,418	338,104
Pool 508994, 1.25%, 01/25/2036 (b)	1,919,920	1,975,885
Pool 509084, 1.25%, 07/25/2036 (b)	2,704,231	2,783,995
Pool 509133, 1.25%, 09/25/2036 (b)	3,428,396	3,529,911
Pool 509225, 1.25%, 04/25/2037 (b)	3,883,617	4,000,125
Pool 509348, 1.25%, 02/25/2038 (b)	2,575,279	2,653,922
Pool 509350, 1.25%, 03/25/2038 (b)	5,194,477	5,353,377
Pool 509391, 1.25%, 06/25/2038 (b)	3,742,682	3,857,756
Pool 509417, 1.25%, 10/25/2038	3,049,449	3,143,834
Pool 509460, 1.25%, 01/25/2039 (a)	3,922,643	4,109,416
Pool 3153295002, 2.13%, 07/24/2029 (b)	559,287	573,644
Pool 3046316007, 2.13%, 12/03/2032 (b)	253,277	260,132
Pool Premie, 3.08%, 08/29/2038	764,739	861,717
Pool Animal, 3.33%, 06/04/2023	421,610	465,514
Pool 2604556010, 3.58%, 02/15/2017 (b)	100,603	105,895
Pool Dynamic, 3.58%, 08/05/2023	163,461	181,800
Pool Econolodge, 3.58%, 09/11/2037	900,234	1,035,827
Pool 521984, 3.91%, 10/25/2038 (b)	636,103	725,384
Pool 521967, 4.00%, 06/25/2038 (b)	3,740,170	4,316,973
Pool General, 4.08%, 12/17/2037	843,575	980,118
Pool 521970, 4.08%, 07/25/2038 (b)	1,134,361	1,303,103
Pool TBA, 4.15%, 02/25/2039 (a)	138,750	161,809
Pool 522020, 4.19%, 02/25/2026	500,000	568,730
Pool 4676035009, 4.33%, 12/15/2021 (b)	374,122	421,004
Pool Joliba, 4.33%, 07/19/2023	350,250	397,108
Pool Schatz, 4.33%, 10/04/2023	33,788	38,333
Pool Valeri, 4.88%, 11/15/2023	83,446	95,334
Pool 7530434005, 5.27%, 06/29/2024	80,006	83,856
Pool 3829225004, 6.08%, 11/05/2020	546,673	576,578
		60,566,803

Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	37,101	41,809
2008-20E, 5.49%, 05/01/2028	130,348	144,018
		185,827

USDA Loan - 0.03%
Pool USDA Loan, 5.60%, 04/01/2019	446,387	495,630
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,247,771,717)		1,236,529,897

MUNICIPAL BONDS - 21.63%
Arkansas - 0.14%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	237,837
Jonesboro Economic Development Revenue Authority
3.00%, 10/01/2017	500,000	508,555
3.38%, 10/01/2018	305,000	310,222
3.85%, 10/01/2019	225,000	229,581
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	428,630
3.40%, 11/01/2020	450,000	454,410
		2,169,235

California - 0.71%
California Statewide Communities Development Authority
0.10%, 03/15/2034 (b)	1,750,000	1,750,000
5.30%, 04/01/2016	695,000	711,360
Livermore Redevelopment Agency
0.03%, 07/15/2039 (b)	5,000,000	5,000,000
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	575,000	609,805
6.25%, 09/01/2017	250,000	279,537
Napa Community Redevelopment Agency
5.60%, 09/01/2018	430,000	430,357

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Sacramento County Housing Authority
0.12%, 07/15/2035 (b)	$305,000	$305,000
7.65%, 09/01/2015	235,000	235,141
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,766,384
		11,087,584

Colorado - 0.02%
Colorado State Housing & Finance Authority
5.22%, 05/01/2036	389,549	391,224

Connecticut - 0.04%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	685,822

Delaware - 0.55%
Delaware State Housing Authority
2.65%, 11/01/2041	8,925,000	8,618,515
5.20%, 07/01/2025 (c)	45,000	46,405
		8,664,920

District of Columbia - 0.04%
District of Columbia
3.39%, 06/01/2014	550,000	551,688

Florida - 0.90%
Florida State Housing Finance Corp.
0.05%, 09/15/2032 (b) (c)	135,000	135,000
0.05%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.80%, 07/01/2041	3,751,055	3,684,136
2.80%, 07/01/2041	7,402,037	7,269,985
Hillsborough County Housing Finance Authority
0.05%, 11/15/2031 (b) (c)	1,530,000	1,530,000
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	130,000	130,621
Pinellas County Health Facilities Authority
0.04%, 12/01/2024 (b)	235,000	235,000
		14,084,742

Hawaii - 0.04%
Hawaii State Housing Finance & Development Corp.
0.04%, 12/01/2041 (b)	595,000	595,000

Idaho - 0.00%
Idaho State Housing & Finance Association
6.00%, 07/01/2035	10,000	10,236

Illinois - 0.04%
Illinois State Housing Development Authority
0.04%, 08/01/2034 (b) (c)	590,000	590,000

Indiana - 0.19%
Elkhart Indiana County
0.13%, 09/01/2043 (b)	275,000	275,000
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	271,088
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	1,370,000	1,374,219
5.69%, 07/01/2037	80,000	80,065
5.90%, 01/01/2037	655,000	680,152
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	515,850
		3,196,374

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Iowa - 0.10%
Hawkeye Community College
2.60%, 06/01/2022	$245,000	$238,782
Iowa State Finance Authority
2.30%, 09/01/2040	1,235,355	1,144,272
Kirkwood Community College
2.50%, 06/01/2017	120,000	125,526
		1,508,580

Kentucky - 1.11%
Kentucky State Housing Corp.
3.00%, 11/01/2041	11,305,000	10,994,565
4.25%, 07/01/2033	3,690,000	3,743,726
4.78%, 01/01/2015	640,000	659,322
5.75%, 07/01/2037	1,290,000	1,291,045
5.77%, 07/01/2037	515,000	517,400
6.06%, 07/01/2036	170,000	171,319
		17,377,377

Maine - 0.27%
Maine State Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	314,458
Maine State Housing Authority
0.86%, 11/15/2015	1,000,000	999,950
1.44%, 11/15/2017	860,000	855,381
4.00%, 11/15/2024 (c)	1,915,000	1,994,779
		4,164,568

Maryland - 0.54%
Maryland State Community Development Administration
2.36%, 09/01/2018	150,000	151,203
2.49%, 03/01/2019	450,000	451,696
4.00%, 09/01/2025	4,665,000	4,651,798
6.07%, 09/01/2037	1,640,000	1,668,438
Montgomery County
4.00%, 05/01/2014	285,000	286,485
4.00%, 05/01/2016	1,175,000	1,253,361
		8,462,981

Massachusetts - 0.96%
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	808,443
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	825,000	805,522
1.66%, 12/01/2018	845,000	819,734
1.80%, 06/01/2019	870,000	839,594
1.93%, 12/01/2019	895,000	858,976
2.06%, 06/01/2020	915,000	872,517
2.06%, 12/01/2020	400,000	376,804
2.21%, 06/01/2018	210,000	210,788
2.31%, 12/01/2018	330,000	329,931
2.51%, 06/01/2019	160,000	159,978
2.61%, 12/01/2019	600,000	596,472
3.09%, 06/01/2020	200,000	202,428
3.19%, 12/01/2020	315,000	318,342
4.71%, 12/01/2037	1,995,000	1,884,098
5.21%, 12/01/2016	1,360,000	1,438,186
5.54%, 12/01/2025	1,720,000	1,729,391
5.84%, 12/01/2036	695,000	699,100
5.96%, 06/01/2017	760,000	821,347
6.50%, 12/01/2039	1,180,000	1,219,742
		14,991,393

Michigan - 0.22%
Michigan State Housing Development Authority
0.05%, 06/01/2038 (b) (c)	3,500,000	3,500,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
Minnesota - 0.06%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	$130,000	$130,105
6.30%, 07/01/2023	805,000	824,988
		955,093

Mississippi - 0.20%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,012,540
1.90%, 12/01/2019	145,000	143,138
		3,155,678

Missouri - 0.03%
Missouri State Housing Development Commission
2.65%, 11/01/2041	450,000	434,547
4.15%, 09/25/2025	104,171	104,778
		539,325

Nebraska - 0.01%
Nebraska State Investment Finance Authority
0.04%, 09/01/2038 (b)	115,000	115,000

Nevada - 0.24%
Nevada State Housing Division
0.04%, 04/15/2038 (b) (c)	2,700,000	2,700,000
0.11%, 10/01/2042 (b) (c)	1,000,000	1,000,000
5.11%, 04/01/2017	10,000	9,927
		3,709,927

New Hampshire - 0.11%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,375,000	1,409,994
5.70%, 01/01/2035	310,000	316,380
		1,726,374

New Jersey - 0.72%
New Jersey State Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	256,578
3.38%, 09/01/2025	280,000	266,462
4.00%, 09/01/2028	195,000	186,110
New Jersey State Housing & Mortgage Finance Agency
1.54%, 11/01/2014	100,000	99,973
1.90%, 11/01/2015	135,000	135,374
2.13%, 11/01/2016	145,000	145,009
2.38%, 11/01/2017	80,000	80,063
2.69%, 11/01/2018	90,000	89,214
2.99%, 11/01/2019	100,000	98,371
3.27%, 11/01/2020	100,000	97,878
3.57%, 11/01/2021	70,000	68,235
3.72%, 11/01/2022	125,000	121,003
4.57%, 11/01/2027	900,000	847,107
4.89%, 11/01/2032	1,435,000	1,337,836
5.09%, 11/01/2043	4,785,000	4,387,319
5.93%, 11/01/2028	1,625,000	1,668,111
6.13%, 11/01/2037	1,315,000	1,344,206
		11,228,849

New Mexico - 0.23%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	1,146,072	1,052,713
5.42%, 01/01/2016	90,000	94,059
6.15%, 01/01/2038	385,000	385,947
UNM Sandoval Regional Medical Center
4.50%, 07/20/2036	2,000,000	2,019,480
		3,552,199

New York - 7.01%
New York City Housing Development Corp.
0.62%, 05/01/2014	2,420,000	2,419,322
0.70%, 11/01/2014	1,000,000	999,420
0.80%, 05/01/2015	500,000	499,540

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
0.80%, 05/01/2015	$2,700,000	$2,696,679
0.83%, 05/01/2014	625,000	625,100
0.90%, 11/01/2015	1,205,000	1,202,891
0.95%, 11/01/2014	580,000	579,884
1.00%, 11/01/2015	500,000	499,345
1.03%, 05/01/2015	500,000	500,285
1.10%, 05/01/2015	715,000	716,308
1.11%, 05/01/2016	1,570,000	1,567,896
1.15%, 02/01/2016	210,000	210,613
1.16%, 11/01/2015	605,000	605,490
1.17%, 05/01/2016	900,000	897,894
1.25%, 11/01/2015	800,000	802,088
1.29%, 05/01/2016	615,000	613,173
1.31%, 11/01/2016	1,205,000	1,201,554
1.31%, 11/01/2016	1,595,000	1,595,287
1.34%, 08/01/2016	500,000	502,365
1.40%, 05/01/2016	655,000	654,856
1.44%, 11/01/2016	500,000	498,185
1.44%, 05/01/2017	1,215,000	1,215,741
1.54%, 02/01/2017	515,000	516,978
1.57%, 11/01/2016	700,000	699,720
1.59%, 05/01/2017	785,000	782,111
1.59%, 11/01/2017	1,225,000	1,225,429
1.71%, 08/01/2015	1,630,000	1,644,458
1.73%, 05/01/2017	780,000	780,952
1.73%, 08/01/2017	730,000	731,657
1.74%, 05/01/2018	1,240,000	1,234,792
1.75%, 11/01/2017	550,000	547,674
1.87%, 11/01/2018	1,255,000	1,248,725
1.90%, 05/01/2018	815,000	804,519
1.91%, 02/01/2016	1,655,000	1,671,682
1.91%, 11/01/2017	750,000	750,915
2.01%, 05/01/2019	1,270,000	1,256,398
2.04%, 11/01/2018	805,000	793,593
2.08%, 05/01/2018	760,000	755,926
2.11%, 08/01/2016	1,665,000	1,686,062
2.14%, 08/01/2018	1,145,000	1,149,305
2.21%, 05/01/2019	750,000	734,498
2.26%, 11/01/2018	630,000	626,182
2.30%, 05/01/2016	2,130,000	2,176,477
2.31%, 02/01/2017	1,685,000	1,714,386
2.36%, 11/01/2019	800,000	782,128
2.43%, 05/01/2019	720,000	712,714
2.50%, 11/01/2016	2,160,000	2,217,715
2.51%, 08/01/2017	1,710,000	1,744,679
2.51%, 11/01/2020	1,500,000	1,458,855
2.59%, 11/01/2019	820,000	810,849
2.71%, 02/01/2018	1,730,000	1,755,552
2.74%, 05/01/2020	740,000	729,322
2.77%, 11/01/2021	2,265,000	2,192,384
2.79%, 05/01/2017	2,195,000	2,271,606
2.91%, 08/01/2018	1,750,000	1,784,440
3.11%, 02/01/2019	1,775,000	1,806,258
3.26%, 08/01/2019	1,805,000	1,839,819
3.43%, 02/01/2020	1,830,000	1,861,293
3.58%, 08/01/2020	965,000	982,746
3.67%, 11/01/2015	805,000	823,926
4.97%, 05/01/2019	1,995,000	2,136,086
5.63%, 11/01/2024	3,250,000	3,553,713
New York State Dormitory Authority
1.50%, 07/01/2014	275,000	275,743
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	946,416
New York State Housing Finance Agency
0.03%, 11/01/2046 (b)	2,000,000	2,000,000
0.04%, 11/01/2030 (b) (c)	5,765,000	5,765,000
0.04%, 05/01/2042 (b)	4,000,000	4,000,000
0.45%, 05/01/2014	1,195,000	1,194,833

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
0.65%, 05/01/2015	$2,300,000	$2,299,471
0.95%, 05/01/2016	1,265,000	1,260,699
1.40%, 05/01/2017	1,000,000	996,310
1.50%, 11/01/2017	1,000,000	995,750
4.90%, 08/15/2025 (c)	250,000	256,197
5.05%, 08/15/2039 (c)	1,370,000	1,378,508
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	995,200
1.23%, 10/01/2015	700,000	704,032
1.59%, 04/01/2018	2,000,000	1,987,800
1.66%, 04/01/2017	950,000	956,546
1.82%, 10/01/2017	960,000	965,635
1.97%, 04/01/2018	970,000	973,948
2.12%, 10/01/2018	980,000	981,989
2.28%, 04/01/2019	995,000	993,995
2.43%, 10/01/2019	1,005,000	1,002,427
2.88%, 04/01/2021	1,040,000	1,019,970
3.40%, 10/01/2022	3,315,000	3,278,767
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	502,615
		109,832,291

North Carolina - 0.53%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	7,500,000	7,515,225
3.06%, 01/01/2020	305,000	305,058
3.41%, 07/01/2022	310,000	308,301
4.01%, 01/01/2026	260,000	256,425
		8,385,009

Ohio - 0.04%
Ohio State
7.75%, 12/01/2015	130,000	132,552
Ohio State Housing Finance Agency
5.47%, 09/01/2025	555,000	557,814
		690,366

Oklahoma - 0.00%
Oklahoma State Housing Finance Agency
5.58%, 09/01/2026	15,000	15,000
5.65%, 09/01/2026	20,000	20,000
		35,000

Oregon - 0.04%
Portland
4.62%, 06/15/2018	325,000	340,902
6.03%, 06/15/2018	250,000	270,908
		611,810

Pennsylvania - 0.63%
Commonwealth Financing Authority
1.49%, 06/01/2017	165,000	166,472
4.86%, 06/01/2018	50,000	56,297
4.97%, 06/01/2016	190,000	192,838
5.02%, 06/01/2016	5,310,000	5,817,264
5.17%, 06/01/2017	600,000	675,234
6.39%, 06/01/2024	225,000	268,054
Pennsylvania State Housing Finance Agency
1.25%, 07/01/2015	2,510,000	2,510,653
5.84%, 04/01/2037	210,000	211,533
		9,898,345

Rhode Island - 0.04%
Rhode Island State Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	582,699

South Carolina - 0.29%
North Charleston
0.04%, 12/01/2018 (b)	1,320,000	1,320,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2034	$2,500,000	$2,552,750
5.15%, 07/01/2037 (c)	595,000	606,382
		4,479,132

Texas - 1.37%
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	9,560,000	9,503,214
Texas State Department of Housing & Community Affairs
0.06%, 07/15/2040 (b) (c)	3,900,000	3,900,000
0.13%, 09/01/2036 (b)	855,000	855,000
2.88%, 07/01/2041	7,330,000	7,135,828
		21,394,042

Utah - 1.13%
Utah State Housing Corp.
2.05%, 01/01/2043	3,685,000	3,557,167
2.15%, 01/01/2043	5,922,000	5,779,221
2.20%, 07/01/2041	6,180,000	5,599,822
5.26%, 07/20/2018	110,000	110,208
6.32%, 01/01/2028	1,665,000	1,701,397
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	580,302
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	107,642
4.40%, 05/01/2026	200,000	215,256
		17,651,015

Virginia - 1.87%
Arlington County Industrial Development Authority
0.18%, 02/01/2016 (b)	940,000	940,000
1.99%, 12/15/2020	1,290,000	1,238,361
Salem Industrial Development Authority
0.04%, 08/15/2043 (b)	600,000	600,000
Virginia State Housing Development Authority
0.84%, 10/01/2015	1,000,000	998,960
1.65%, 10/01/2018	500,000	490,315
2.77%, 03/01/2018	2,000,000	2,052,440
3.25%, 08/25/2042	481,611	460,469
4.25%, 10/25/2043	1,491,463	1,549,943
4.30%, 12/25/2043	2,991,116	3,118,777
4.68%, 08/01/2014	2,530,000	2,546,496
5.28%, 03/01/2028	320,000	339,917
5.50%, 06/25/2034 (a)	2,829,409	2,831,177
5.50%, 03/25/2036 (a)	2,359,077	2,462,654
5.70%, 11/01/2022	1,250,000	1,348,600
5.97%, 11/01/2024	1,405,000	1,516,093
6.25%, 11/01/2029	4,365,000	4,730,132
6.32%, 08/01/2019	1,755,000	2,025,568
		29,249,902

Washington - 0.28%
King County Housing Authority
6.38%, 12/31/2046	4,255,000	4,359,716

West Virginia - 0.93%
West Virginia State Housing Development Fund
0.68%, 11/01/2015	250,000	249,835
0.94%, 05/01/2016	250,000	248,673
1.04%, 11/01/2016	250,000	248,373
1.23%, 05/01/2017	250,000	247,850
1.27%, 05/01/2014	290,000	290,235
1.68%, 05/01/2019	250,000	241,660
1.95%, 05/01/2020	250,000	239,178
2.05%, 11/01/2020	325,000	309,962
2.30%, 11/01/2021	500,000	473,565
2.71%, 11/01/2017	1,520,000	1,565,387

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

	Principal
	Amount	Value
2.81%, 05/01/2018	$1,900,000	$1,952,934
2.91%, 11/01/2018	1,500,000	1,546,635
3.12%, 05/01/2019	2,015,000	2,075,188
3.22%, 11/01/2019	2,415,000	2,493,632
3.32%, 05/01/2020	1,510,000	1,555,330
3.42%, 11/01/2020	740,000	763,828
		14,502,265

Wisconsin - 0.00%
Wisconsin State Housing & Economic Development Authority
5.53%, 03/01/2038	70,000	70,000

TOTAL MUNICIPAL BONDS (Cost $339,188,295)		338,755,761

MISCELLANEOUS INVESTMENTS - 0.16%
Community Reinvestment Revenue Note, 4.68%, 08/01/2035 (a) (d)	163,378	160,914
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	2,318,522	2,389,242
TOTAL MISCELLANEOUS INVESTMENTS (Cost $2,516,344)		2,550,156

CERTIFICATES OF DEPOSIT - 0.11%
Industrial Bank
0.20%, 06/05/2014	250,000	250,000
Self Help Federal Credit Union
0.25%, 05/23/2014	250,000	250,000
0.55%, 08/23/2014	250,000	250,000
Urban
0.17%, 06/05/2014	750,000	750,000
0.25%, 05/29/2014	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,750,000)		1,750,000

	Shares
SHORT-TERM INVESTMENT - 2.48%
Money Market Fund - 2.48%
Dreyfus Treasury Prime Cash Management, 0.00% (e)	38,838,863	38,838,863
TOTAL SHORT-TERM INVESTMENT (Cost $38,838,863)		38,838,863

Total Investments (Cost $1,636,185,324) - 103.74%		1,625,039,709
Liabilities in Excess of Other Assets, Net - (3.74)%		(58,612,987)
NET ASSETS - 100.00%		$1,566,426,722

Footnotes
The following information for the Fund is presented on an income tax basis as of February 28, 2014:
Cost of Investments		$1,636,185,324
Gross Unrealized Appreciation		22,479,743
Gross Unrealized Depreciation		(33,625,358)
Net Unrealized Depreciation		$(11,145,615)

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor, in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at February 28, 2014 is $38,517,944, which represents 2.46% of total net assets.

(b)	Variable rate security. The coupon rate shown is the effective rate as of February 28, 2014.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At February 28, 2014, these securities amounted to $2,550,156, which represents 0.16% of total net assets.

(e)	The rate shown is the 7-day effective yield as of February 28, 2014.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at February 28, 2014:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,615,032	$—	$6,615,032
U.S. Government & Agency Obligations	—	1,207,737,923	28,791,974	1,236,529,897
Municipal Bonds	—	333,461,930	5,293,831	338,755,761
Miscellaneous Investments	—	2,389,242	160,914	2,550,156
Certificates of Deposit	—	1,750,000	—	1,750,000
Short-Term Investment	38,838,863	—	—	38,838,863
Total Investments in Securities	$38,838,863	$1,551,954,127	$34,246,719	$1,625,039,709

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2013	$41,145,074
Accrued discounts/premiums	—
Realized gain/(loss)	8,514
Change in unrealized appreciation/(depreciation)	455,576
Purchases	(9,887,682)
Sales	(824,351)
Amortization sold	(3,386)
Transfers into Level 3	—
Transfers out of Level 3	(2,101,771)
Ending balance as of February 28, 2014	$28,791,974
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(47,829)

Municipal Bonds
Beginning balance as of June 1, 2013	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Amortization sold	—
Transfers into Level 3	5,293,831
Transfers out of Level 3	—
Ending balance as of February 28, 2014	$5,293,831
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$—

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2014 (unaudited)

Investments in Miscellaneous Investments
Beginning balance as of June 1, 2013	$244,007
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	2,914
Purchases	—
Sales	(86,007)
Amortization sold	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2014	$160,914
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$2,914

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 28, 2014, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2014.  The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2014	Valuation Techniques	Unobservable Inputs	Ranges (Average)
Asset Backed Securities	$160,914	Matrix Pricing	Remaining average life	0.67 years
			Blended matrix spread to comp treasuries	+732/2 yr tsy
			Coupon	4.68%
GNMA REMICs	$2,003,204	Matrix Pricing	Remaining average life	5.75 years
			Coupon	3.09%
			Spread to benchmark	N+155
			Offered Quotes variance to Mark	0.12%
GNMA Multifamily -Project Loans	$12,427,491	Matrix Pricing	Structure	35 year amortization, 1 year lockout & 9% declining prepayment penalty
			Remaining average life	9.17 - 9.33 (9.22) years
			Coupon	3.47% - 3.87% (3.67%)
			Spread to benchmark	N+65 - 80 (N+70)
			Offered Quotes variance to Mark	-0.83% -1.08% (0.31%)
FHA Project Loans	$14,361,279	Matrix Pricing	Structure	Lockout range 0-11 years (5 yr average lock out), remaining maturity term range 8-37 years (24.5 year average maturity range)
			Remaining average life	0.25 -10.33 (5.11) years
			Coupon	6.00% - 7.43% (6.61%)
			Spread to benchmark	N+300 - 793 (N+469)
			Offered Quotes variance to Mark	-0.72-2.52% (0.48%)
Taxable Municipals	$5,293,831	Matrix Pricing	Remaining average life	5.5 - 6.333 (5.61) years
			Coupon	5.50%
			Spread to benchmark	6 -10+/32nds/TBA (8.125/32nds/ TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2014, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund (formerly CCM Active Income Fund)¹

Schedule of Investments February 28, 2014 (unaudited)

	Shares	Value
COMMON STOCK - 65.25%
Consumer Discretionary - 9.97%
EnerCare	15,300	$141,628
General Motors	1,700	61,540
Jones Group	1,000	14,940
Omnicom Group	250	18,920
Regal Entertainment Group (a)	10,300	189,520
SeaWorld Entertainment	2,500	85,350
Sirius XM Holdings (b)	800	2,888
Six Flags Entertainment (a)	5,000	204,000
Time Warner Cable	101	14,176
Whistler Blackcomb Holdings (b)	8,000	110,178
		843,140

Consumer Staples - 2.08%
Anheuser-Busch InBev (a) (c)	1,150	120,301
Safeway (d)	1,500	56,175
		176,476

Energy - 10.37%
Canadian Oil Sands (a)	6,000	114,386
Emerge Energy Services (e)	3,600	164,700
Equal Energy	2,000	10,680
North Atlantic Drilling	23,000	195,975
PVR Partners (e)	2,300	61,732
QEP Resources (d)	2,800	81,004
Susser Petroleum Partners (a) (e)	4,700	166,427
Williams (a) (d)	2,000	82,600
		877,504

Financials - 24.39%
American Capital Mortgage Investment (f)	13,500	272,295
American International Group (a)	2,500	124,425
American Realty Capital Properties (f)	1	11
Ares Capital (a) (d)	11,000	198,330
Ares Commercial Real Estate (a) (f)	14,000	190,260
Brookfield Office Properties	300	5,742
CapitalSource	2,200	32,340
Ellington Residential Mortgage (f)	3,500	59,255
Geo Group (f)	2,500	80,575
Home Federal Bancorp	1,500	22,635
Hudson City Bancorp	1,600	15,200
Medical Properties Trust (a) (f)	10,000	131,900
MFA Financial (f)	15,500	121,830
Nicholas Financial	500	7,890
PNC Financial Services Group (a)	2,000	163,560
Ryman Hospitality Properties (a) (d) (f)	5,000	210,950
Shoppers Drug Mart	550	29,951
Tower Group International	800	2,208
United Bancorp (b)	1,800	21,546
Washington Banking	1,000	18,420
Wells Fargo (a)	3,800	176,396
Weyerhaeuser (a) (f)	6,000	177,060
		2,062,779

Health Care - 1.83%
Community Health Systems (b)	—	1
Forest Laboratories (b)	242	23,612
Hi-Tech Pharmacal (b)	800	34,688
Pfizer (d)	3,000	96,330
		154,631

Industrials - 4.32%
Macquarie Infrastructure (a) (d)	5,500	297,990
Wabash National (b)	5,000	67,550
		365,540

Information Technology - 6.41%
Apple (a) (d)	300	157,872
Compuware	500	5,475
LSI	500	5,545
Oracle (a)	2,800	109,508
Pactera Technology International (b) (c)	800	5,760
QUALCOMM (a)	2,200	165,638
RDA Microelectron (b) (c)	500	9,030
Tokyo Electron (c)	4,460	64,001

CCM Alternative Income Fund (formerly CCM Active Income Fund)¹

Schedule of Investments February 28, 2014 (unaudited)

	Shares	Value
Trunkbow International Holdings (b)	1,500	$2,115
Xyratex	1,300	17,147
		542,091

Materials - 4.01%
Ainsworth Lumber (b)	4,000	15,172
MeadWestvaco (a)	3,000	112,290
Norbord	3,600	100,168
US Silica Holdings	3,000	98,400
Zoltek (b)	800	13,400
		339,430

Telecommunication Services - 0.06%
NTS (b)	2,400	4,776

Utilities - 1.81%
China Hydroelectric (b) (c)	800	2,728
National Fuel Gas (a) (d)	2,000	150,240
		152,968

TOTAL COMMON STOCK
(Cost $5,188,552)		5,519,335

	Principal Amount
MUNICIPAL BONDS - 19.52%
Arizona - 1.97%
Industrial Development Authority of Pima County
7.50%, 12/15/2018 (a)	$165,000	166,526

District of Columbia - 2.16%
District of Columbia
7.63%, 10/01/2035 (a)	165,000	182,617

Florida - 7.29%
Florida Department of Environmental Protection
6.15%, 07/01/2027 (a)	145,000	154,292
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (a)	220,000	226,149
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (a)	215,000	235,864
		616,305

New Jersey - 2.23%
New Jersey State, Economic Development Authority
6.31%, 07/01/2026 (a)	175,000	188,166

Ohio - 2.83%
Northeastern Ohio Medical University
6.73%, 12/01/2030 (a)	230,000	239,584

Wisconsin - 3.04%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (a)	250,000	257,447

TOTAL MUNICIPAL BONDS
(Cost $1,626,431)		1,650,645

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.37%
FGLMC Single Family - 0.25%
1998-2106, 7.89%, 12/15/2028 (g)	110,773	20,895

FHA Project Loan - 6.88%
034-35272, 5.00%, 06/01/2035 (h)	317,627	314,969
Ridgewood Florida, 6.45%, 01/01/2036 (h)	269,499	266,734
		581,703

FNMA Multifamily - 9.53%
Pool 464523, 5.51%, 07/01/2024	372,775	395,609
Pool 957188, 5.65%, 06/01/2017	47,206	53,648
Pool 464296, 5.86%, 01/01/2028	359,914	356,761
		806,018

CCM Alternative Income Fund (formerly CCM Active Income Fund)¹

Schedule of Investments February 28, 2014 (unaudited)

	Principal Amount	Value
GNMA Multifamily - 2.71%
2008-59, 5.78%, 06/16/2032	$221,915	$229,381
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,638,515)		1,637,997

MORTGAGE-BACKED OBLIGATION - 1.78%
HASC - 1.78%
2005-I1 2A4, 0.55%, 11/25/2035	235,000	150,208
TOTAL MORTGAGE-BACKED OBLIGATION
(Cost $123,921)		150,208

CORPORATE BOND - 1.24%
Salvation Army
5.68%, 09/01/2031 (a)	100,000	105,168

TOTAL CORPORATE BOND
(Cost $101,893)		105,168

	Shares
CLOSED-END FUNDS - 2.04%
Invesco Municipal Income Opportunities Trust (a)	5,500	35,860

BlackRock MuniAssets Fund (a)	11,100	137,085

TOTAL CLOSED-END FUNDS
(Cost $166,682)		172,945

PREFERRED STOCK - 0.30%
Financials - 0.30%
Strategic Hotels & Resorts	1,000	25,300

TOTAL PREFERRED STOCK
(Cost $24,183)		25,300

SHORT-TERM INVESTMENT - 5.90%
Money Market Fund - 5.90%
Dreyfus Treasury Prime Cash Management, 0.00% (i)	499,220	499,220
TOTAL SHORT-TERM INVESTMENT
(Cost $499,220)		499,220

Total Investments (Cost $9,369,397) - 115.40%		9,760,818
Liabilities in Excess of Other Assets, Net - (15.40)%		(1,302,622)
NET ASSETS - 100.00%		$8,458,196

Footnotes The following information for the Fund is presented on an income tax basis as of February 28, 2014:
Cost of Investments		$9,369,397
Gross Unrealized Appreciation		427,200
Gross Unrealized Depreciation		(35,779)
Net Unrealized Appreciation		$391,421

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT - (2.19)%
iShares MSCI Emerging Markets ETF	(1,500)	$(59,220)
iShares S&P/TSX 60 Index Fund	(6,800)	(126,260)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $176,513)		(185,480)

COMMON STOCK SOLD SHORT - (15.64)%
Consumer Discretionary - (0.41)%
Comcast	(291)	(15,042)
Publicis Groupe	(203)	(19,278)
		(34,320)

Consumer Staples - (1.18)%
Loblaw	(328)	(13,534)
Sysco	(2,400)	(86,448)
		(99,982)

Energy - (2.43)%
Exxon Mobil	(1,000)	(96,270)
Kinder Morgan (d)	(1,500)	(47,775)

CCM Alternative Income Fund (formerly CCM Active Income Fund)¹

Schedule of Investments February 28, 2014 (unaudited)

	Shares	Value
Regency Energy Partners (e)	(2,346)	$(61,582)
		(205,627)
Financials - (2.95)%
Cascade Bancorp (b)	(2,447)	(11,941)
Equity Residential (f)	(2,000)	(116,940)
Heritage Financial	(890)	(15,780)
M&T Bank	(135)	(15,740)
Old National Bancorp	(1,260)	(17,678)
PacWest Bancorp	(625)	(27,125)
Realty Income (f)	(1,000)	(44,420)
		(249,624)

Health Care - (0.21)%
Actavis (b)	(80)	(17,666)

Industrials - (4.13)%
Boeing (d)	(500)	(64,460)
Briggs & Stratton	(2,500)	(56,950)
Caterpillar (d)	(1,200)	(116,364)
Deere (d)	(1,300)	(111,709)
		(349,483)

Information Technology - (0.81)%
Applied Materials	(3,623)	(68,692)

Materials - (2.85)%
AptarGroup	(1,100)	(72,787)
BHP Billiton (c)	(600)	(41,340)
Louisiana-Pacific (b)	(456)	(8,568)
Rio Tinto (c) (d)	(1,000)	(57,300)
United States Steel	(2,500)	(60,550)
		(240,545)

Utilities - (0.67)%
Entergy	(500)	(31,910)
FirstEnergy	(800)	(24,624)
		(56,534)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $1,258,965)		(1,322,473)

Total Securities Sold Short
(Proceeds $1,435,478)		$(1,507,953)

Footnotes The following information for the Fund is presented on an income tax basis as of February 28, 2014:
Proceeds from Securities Sold Short	$(1,435,478)
Gross Unrealized Appreciation	8,854
Gross Unrealized Depreciation	(81,329)
Net Unrealized Depreciation	$(72,475)

	Contracts	Value
PURCHASED OPTIONS † (b) - 0.59%
Acuity Brands Put,
Expires 04/19/2014, Strike Price: $130.00	5	$1,200
Boeing Put,
Expires 05/17/2014, Strike Price: $125.00	5	2,100
Caterpillar Put,
Expires 04/19/2014, Strike Price: $95.00	20	3,720
Expires 05/17/2014, Strike Price: $92.50	5	990
Deere Put,
Expires 03/22/2014, Strike Price: $82.50	20	540
iShares China Large-Cap Call,
Expires 03/22/2014, Strike Price: $36.50	15	555
iShares China Large-Cap Put,
Expires 03/22/2014, Strike Price: $34.00	25	875
Expires 05/17/2014, Strike Price: $35.00	30	4,140
iShares iBoxx $ High Yield Corporate Bond Put,
Expires 03/22/2014, Strike Price: $90.00	20	100

CCM Alternative Income Fund (formerly CCM Active Income Fund)¹

Schedule of Investments February 28, 2014 (unaudited)

	Contracts	Value
Kinder Morgan Put,
Expires 04/19/2014, Strike Price: $30.00	30	$1,080
Macquarie Infrastructure Call,
Expires 03/22/2014, Strike Price: $60.00	30	150
QEP Resources Call,
Expires 06/21/2014, Strike Price: $35.00	10	330
Expires 09/20/2014, Strike Price: $30.00	20	4,200
Rio Tinto Put,
Expires 04/19/2014, Strike Price: $55.00	20	3,200
Ryman Hospitality Properties Call,
Expires 04/19/2014, Strike Price: $45.00	15	825
Safeway Call,
Expires 03/22/2014, Strike Price: $35.00	15	4,815
Scotts Miracle-Gro Company Put,
Expires 03/22/2014, Strike Price: $60.00	10	2,750
SPDR S&P 500 Put,
Expires 04/19/2014, Strike Price: $171.00	260	17,160
U.S. Silica Holdings Call,
Expires 03/22/2014, Strike Price: $32.00	10	1,330

TOTAL PURCHASED OPTIONS
(Cost $65,180)		$50,060
WRITTEN OPTIONS † (b) - (0.18)%
Apple Call,
Expires 03/22/2014, Strike Price: $565.00	(1)	$(82)
Ares Capital Call,
Expires 03/22/2014, Strike Price: $18.00	(25)	(475)
Caterpillar Put,
Expires 04/19/2014, Strike Price: $90.00	(20)	(1,360)
Deere Put,
Expires 03/22/2014, Strike Price: $77.50	(20)	(80)
iShares China Large-Cap Put,
Expires 05/17/2014, Strike Price: $32.00	(30)	(1,440)
iShares iBoxx $ High Yield Corporate Bond Call,
Expires 03/22/2014, Strike Price: $92.00	(10)	(2,900)
National Fuel Gas Call,
Expires 04/19/2014, Strike Price: $80.00	(7)	(350)
Pfizer Call,
Expires 03/22/2014, Strike Price: $33.00	(10)	(190)
QEP Resources Put,
Expires 03/22/2014, Strike Price: $25.00	(50)	(1,000)
Safeway Call,
Expires 03/22/2014, Strike Price: $41.00	(25)	(1,250)
Scotts Miracle-Gro Company Put,
Expires 03/22/2014, Strike Price: $50.00	(10)	(250)
SPDR S&P 500 Put,
Expires 03/22/2014, Strike Price: $177.00	(100)	(3,900)
Expires 03/22/2014, Strike Price: $177.00	(85)	(2,040)
Williams Call,
Expires 03/22/2014, Strike Price: $45.00	(10)	(50)

TOTAL WRITTEN OPTIONS
(Premiums Received $22,446)		$(15,367)

†
For the period ended February 28, 2014, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

CCM Alternative Income Fund (formerly CCM Active Income Fund)¹

Schedule of Investments February 28, 2014 (unaudited)

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
Canadian Currency	(2)	Mar-2014	$4,660
Russell 2000 Index E-MINI	(4)	Mar-2014	(21,869)
S&P 500 Index EMINI	(11)	Mar-2014	(28,815)
U.S. 10-Year Treasury Note	(23)	Mar-2014	(36,770)
			$(82,794)

‡
For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this  derivative type during the period.

(a)	All or a portion of this security has been committed as collateral for open short positions.
(b)	Non-income producing security.
(c)	ADR - American Depository Receipt
(d)	Underlying security for a written/purchased option.
(e)	Security considered to be a Master Limited Partnership. At February 28, 2014, these securities amounted to $331,277 or 3.92% of total net assets.
(f)	REIT - Real Estate Investment Trust
(g)	Variable rate security. The coupon rate shown is the effective rate as of February 28, 2014.
(h)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at February 28, 2014 is $581,703, which represents 6.88% of total net assets.

(i)	The rate shown is the 7-day effective yield as of February 28, 2014.

ETF — Exchange Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HASC — HSI Asset Securitization Corporation Trust
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TSX — Toronto Stock Exchange

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 28, 2014:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$5,519,335	$—	$—		$5,519,335
Municipal Bonds	—	1,650,645	—		1,650,645
U.S. Government & Agency Obligations	—	1,056,294	581,703		1,637,997
Mortgage-Backed Obligation	—	150,208	—		150,208
Corporate Bond	—	105,168	—		105,168
Closed-End Funds	172,945	—	—		172,945
Preferred Stock	—	25,300	—		25,300
Short-Term Investment	499,220	—	—		499,220
Total Investments in Securities	$6,191,500	$2,987,615	$581,703	*	$9,760,818

Liabilities	Level 1	Level 2	Level 3		Total
Securities Sold Short
Exchange Traded Funds	$(185,480)	$—	$—		$(185,480)
Common Stock	(1,322,473)	—	—		(1,322,473)
Total Liabilities	$(1,507,953)	$—	$—		$(1,507,953)

CCM Alternative Income Fund (formerly CCM Active Income Fund)¹

Schedule of Investments February 28, 2014 (unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$50,060	$—	$—	$50,060
Written Options	(15,367)	—	—	(15,367)
Futures**
Unrealized Appreciation	4,660	—	—	4,660
Unrealized Depreciation	(87,454)	—	—	(87,454)
Total Other Financial Instruments	$(48,101)	$—	$—	$(48,101)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.
**  Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2013	$—
Accrued discounts/premiums	2
Realized gain/(loss)	75
Change in unrealized appreciation/(depreciation)	(2,765)
Purchases	600,772
Sales	(16,381)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2014	$581,703
Change in unrealized gains included in earnings related to securities still held at reporting period date	$(2,765)

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2014.  The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2014	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Project Loans	$581,703	Matrix Pricing	Structure	Both are out of lockout with remaining maturity term range 11-22 years (16.5 years).
			Average Life	0.25 years
			Coupon	6.45% - 6.95% (6.70%)
			Spread to Benchmark	E+793/3 month – E+815/3 month (E+804/3 month)
			Offered Quotes Variance to Mark	0.07% - 0.10% (0.085%)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2014, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

1	Effective as of January 16, 2014, the name of the Fund has been changed to CCM Alternative Income Fund.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 29, 2014

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: April 29, 2014